Note 9 - Debt, Net (Details) - USD ($) $ / shares in Units, $ in Thousands			6 Months Ended		12 Months Ended
	May 29, 2020	May 31, 2016	Jun. 30, 2020	Jun. 30, 2019	Dec. 31, 2019	Dec. 31, 2018	Oct. 04, 2019	Feb. 22, 2019
Share Price (in dollars per share)			$ 12.65
Stock Issued During Period, Shares, Issued to Creditors (in shares)	496,634
Proceeds from debt					$ 71,831	$ 27,881
Stock Issued During Period, Percentage, Issued to Creditors	1.00%		496634.00%
Restricted cash - Note 6			$ 0	$ 2,547	$ 3,270	$ 5,030
Assumed New Subordinated Notes
Interest rate (as a percent)			10.00%
Conversion of 1.25 Lien Notes for New Subordinated Notes [Member]
Debt Conversion, Original Debt, Amount			$ 80,000	0
Conversion of 2.0 Lien Notes to Common Stock [Member]
Debt Conversion, Original Debt, Amount	$ 221,300
Gain (Loss) on Debt Conversion	$ 74,600
Debt Conversion, Converted Instrument, Shares Distributed (in shares)	14,817,256
Initial conversion price (in dollars per share)	$ 1.67
Debt Conversion, Converted Instrument, Shares Issued (in shares)	132,800,000
Conversion of 1.5 Lien Notes to Common Stock [Member]
Interest rate (as a percent)	15.00%
Debt Conversion, Original Debt, Amount	$ 145,700		160,254	0
Gain (Loss) on Debt Conversion	$ 14,600
Debt Conversion, Converted Instrument, Shares Issued (in shares)	16,025,316
Debt Instrument, Percentage of Total Principal Amount	10.00%
Conversion of 1.25 Lien Notes to Common Stock [Member]
Debt Conversion, Original Debt, Amount	$ 48,500		48,459	0
Debt Conversion, Converted Instrument, Shares Issued (in shares)	4,845,920
Debt Instrument, Percentage of Total Principal Amount	10.00%
Debt Conversion, Converted Instrument, Amount	$ 80,000
Conversion of 1.25 Lien Notes to New Subordinated Notes [Member]
Debt Conversion, Original Debt, Amount	80,000
Debt Conversion, Converted Instrument, Amount	80,000
Sprott Credit Agreement
Debt Instrument, Covenant, Minimum Working Capital			$ 10,000
Gold and Silver Price Discounted Rate			5.00%
Long-term Line of Credit, Total	62,300		$ 70,000
Interest Payable	9,300		9,300
Debt Instrument, Unamortized Discount, Total			17,000
Debt Instrument, Unamortized Original Issue Discount			$ 1,400
Debt Instrument, Interest Rate, Effective Percentage			8.50%
Adjustments to Additional Paid in Capital, Convertible Debt with Conversion Feature			$ 6,300
Line of Credit Facility, Maximum Borrowing Capacity							$ 110,000
Proceeds from debt	$ 70,000		68,600
Debt Instrument, Original Issue Discount, Percentage	2.00%
Debt Instrument, Original Issue Discount Amount	$ (1,400)
Line of Credit Facility, Remaining Borrowing Capacity			40,000
Debt Instrument, Percentage of Interest Capitalized	100.00%
Debt Instrument, Quarterly Interest Payable	$ 500
Debt Instrument, First Four Principal Repayments, Percentage of Total Outstanding Principal Amount	(2.50%)
Debt Instrument, Subsequent Principal Repayments, Percentage of Total Outstanding Principal Amount	(7.50%)
Debt Instrument, Term (Year)	5 years
Sprott Credit Agreement | Minimum
Debt Instrument, Early Repayment Premium, Percentage	3.00%
Sprott Credit Agreement | Maximum
Debt Instrument, Early Repayment Premium, Percentage	5.00%
Sprott Credit Agreement | LIBOR
Spread on variable rate basis (as a percent)	1.50%
First Lien Agreement [Member]
Interest rate (as a percent)	7.00%
Repayments of Long-term Debt, Total	$ 125,500		$ 125,468
Restricted cash - Note 6	$ 3,300
First Lien Agreement [Member] | LIBOR
Spread on variable rate basis (as a percent)	7.50%
First Lien Agreement [Member] | Alternative Base Rate Canada [Member]
Spread on variable rate basis (as a percent)	7.50%
The 2.0 Lien Notes [Member]
Interest rate (as a percent)			15.00%
The 1.5 Lien Notes [Member]
Interest rate (as a percent)	15.00%
Repurchase price (as a percent)		110.00%
The 1.25 Lien Notes [Member]
Proceeds from debt			$ 44,841	$ 36,927
Interest rate (as a percent)								15.00%
New Subordinated Notes [Member] | Conversion of 1.25 Lien Notes for New Subordinated Notes [Member]
Debt Conversion, Original Debt, Amount	$ 80,000		80,000
New Subordinated Notes [Member] | Conversion of 1.25 Lien Notes to Common Stock [Member]
Debt Conversion, Original Debt, Amount	48,500
Promissory Note
Repayments of Long-term Debt, Total	$ 6,900		$ 6,914